Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Cash flows from operating activities
Profit for the year | ₪		₪ 113	₪ 150	₪ 97
Adjustments for:
Depreciation and amortization | ₪		555	534	562
Share based payments | ₪		2	6	3
Loss (gain) on sale of property, plant and equipment | ₪		(1)	10	(1)
Gain on sale of shares in a consolidated company (see Note 7B) | ₪		(10)
Income tax expense | ₪		40	10	36
Financing expenses, net | ₪		144	150	177
Changes in operating assets and liabilities:
Change in inventory | ₪		(6)	21	4
Change in trade receivables (including long-term amounts) | ₪		132	(28)	209
Change in other receivables (including long-term amounts) | ₪		(191)	(5)	(34)
Change in trade payables, accrued expenses and provisions | ₪		(27)		(54)
Change in other liabilities (including long-term amounts) | ₪		28	20	(95)
Payments for derivative hedging contracts, net | ₪		(3)
Income tax paid | ₪		(44)	(88)	(68)
Income tax received | ₪		42	1
Net cash from operating activities | ₪		774	781	836
Cash flows used in investing activities
Acquisition of property, plant, and equipment | ₪		(346)	(295)	(305)
Additions to intangible assets and others | ₪		(237)	(73)	(91)
Dividend received | ₪				2
Change in current investments, net | ₪		(77)	(9)	231
Proceeds from sale of property, plant and equipment | ₪		1	2	4
Interest received | ₪		12	11	15
Repayment of a long-term deposit | ₪				48
Proceeds from sale of shares in a consolidated company, net of cash disposed (see Note 7B) | ₪		3
Net cash used in investing activities | ₪		(644)	(364)	(96)
Cash flows used in financing activities
Payments for derivative contracts, net | ₪		(3)	(13)	(32)
Receipt of long-term loans from financial institutions | ₪		200	340
Repayment of debentures | ₪		(864)	(732)	(873)
Proceeds from issuance of debentures, net of issuance costs | ₪			653	(3)
Dividend paid | ₪		(1)	(1)	(1)
Interest paid | ₪		(175)	(185)	(227)
Net cash from (used in) financing activities | ₪		(843)	62	(1,136)
Changes in cash and cash equivalents | ₪		(713)	479	(396)
Cash and cash equivalents as at the beginning of the year | ₪		1,240	761	1,158
Effect of exchange rate fluctuations on cash and cash equivalents | ₪				(1)
Cash and cash equivalents as at the end of the year | ₪		₪ 527	₪ 1,240	₪ 761
Convenience translation into U.S. dollar [Member]
Cash flows from operating activities
Profit for the year | $	$ 33
Adjustments for:
Depreciation and amortization | $	160
Share based payments | $
Loss (gain) on sale of property, plant and equipment | $
Gain on sale of shares in a consolidated company (see Note 7B) | $	(3)
Income tax expense | $	11
Financing expenses, net | $	42
Changes in operating assets and liabilities:
Change in inventory | $	(2)
Change in trade receivables (including long-term amounts) | $	38
Change in other receivables (including long-term amounts) | $	(55)
Change in trade payables, accrued expenses and provisions | $	(8)
Change in other liabilities (including long-term amounts) | $	8
Payments for derivative hedging contracts, net | $	(1)
Income tax paid | $	(12)
Income tax received | $	12
Net cash from operating activities | $	223
Cash flows used in investing activities
Acquisition of property, plant, and equipment | $	(100)
Additions to intangible assets and others | $	(68)
Dividend received | $
Change in current investments, net | $	(22)
Proceeds from sale of property, plant and equipment | $
Interest received | $	3
Repayment of a long-term deposit | $
Proceeds from sale of shares in a consolidated company, net of cash disposed (see Note 7B) | $	1
Net cash used in investing activities | $	(186)
Cash flows used in financing activities
Payments for derivative contracts, net | $	(1)
Receipt of long-term loans from financial institutions | $	58
Repayment of debentures | $	(249)
Proceeds from issuance of debentures, net of issuance costs | $
Dividend paid | $
Interest paid | $	(51)
Net cash from (used in) financing activities | $	(243)
Changes in cash and cash equivalents | $	(206)
Cash and cash equivalents as at the beginning of the year | $	358
Effect of exchange rate fluctuations on cash and cash equivalents | $
Cash and cash equivalents as at the end of the year | $	$ 152